Other reserves	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Other reserves	Note 29: Other reserves

	2025 £m	2024 £m	2023 £m
Merger reserve
At 1 January and 31 December	6,348	6,348	6,348
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January	(249)	(322)	(393)
Movements recognised in other comprehensive income	160	73	71
At 31 December	(89)	(249)	(322)
Cash flow hedging reserve
At 1 January	(3,568)	(3,554)	(5,168)
Movements recognised in other comprehensive income	1,541	(14)	1,614
At 31 December	(2,027)	(3,568)	(3,554)
Foreign currency translation reserve
At 1 January	(142)	(77)	(44)
Movements recognised in other comprehensive income	70	(65)	(33)
At 31 December	(72)	(142)	(77)
Total other reserves at 31 December	4,160	2,389	2,395
The merger reserve arose on the transfer of HBOS plc from the Bank’s ultimate holding company in January 2010.
The revaluation reserves in respect of debt securities and equity shares held at fair value through other comprehensive income represent the cumulative after-tax unrealised change in the fair value of financial assets so classified since initial recognition; or in the case of financial assets obtained on acquisitions of businesses, since the date of acquisition.
The cash flow hedge reserve represents the cumulative after-tax gains and losses on effective cash flow hedging instruments that will be reclassified to the income statement in the periods in which the hedged item affects profit or loss.
The foreign currency translation reserve represents the cumulative after-tax gains and losses on the translation of foreign operations and exchange differences arising on financial instruments designated as hedges of the Group’s net investment in foreign operations.